Equity	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Equity

25. Equity

a.       Share capital

On December 31, 2020, the subscribed and paid-in capital stock consists of 1,115,005,712 (1,112,810,192 as of December 31, 2019) common shares with no par value and the issuance of preferred shares and participation certificates is prohibited. Each common share entitles its holder to one vote at Shareholders’ Meetings.

The price of the outstanding shares as of December 31, 2020, on B3 was R$ 23.74 (R$ 25.48 as of December 31, 2019).

As of December 31, 2020, the Company is authorized to increase capital up to the limit of 1,600,000,000 common shares, without amendment to the Bylaws, by resolution of the Board of Directors. As a result of the conversion of the subscription warrants – indemnification into shares on February 19, August 12, 2020 and on February 24, 2021 the Company’s Board of Directors confirmed the issuance of 2,108,542, 86,978 and 70,939 common shares, see note 24.

As of December 31, 2020, there were 47,413,094 common shares outstanding abroad in the form of ADRs (46,518,315 shares as of December 31, 2019 and 55,725,974 shares as of December 31, 2018).

On April 10, 2019, the Company’s extraordinary and annual general meeting approved the stock split of common shares issued by Ultrapar, at a ratio of one currently existing share to two shares of the same class and type as well as the changing of the number of shares in which the capital stock of the Company is divided. The stock split approved herein shall not imply in any change in the Ultrapar’s capital stock. The new shares and ADRs resulting from the stock split approved herein are of the same class and type and granted to its holders the same rights of the current shares and ADRs.

b.       Equity instrument granted

The Company has a share-based incentive plan, which establishes the general terms and conditions for the concession of common shares issued by the Company held in treasury (see Note 8.c).

c.       Treasury shares

The Company acquired its own shares at market prices, without capital reduction, to be held in treasury and to be subsequently disposed of or cancelled.

As of December 31, 2020, 24,739,626 common shares were held in the Company's treasury, acquired at an average cost of R$ 19.77 (R$ 18.12 as of December 31, 2019 and 2018) (26,780,298 as of December 31, 2019 and 2018).

d.       Capital reserve

The capital reserve reflects the gain on the transfer of shares at market price used in the Deferred Stock Plan granted to executives of the subsidiaries of the Company, as mentioned in Note 8.c.

Because of Extrafarma’s association in 2014, the Company recognized an increase in the capital reserves in the amount of R$ 498,812, due to the difference between the value attributable to share capital and the market value of the Ultrapar shares on the date of issue, deducted by R$ 2,260 related to the incurred costs directly attributable to issuing new shares. Additionally, on February 19 and August 12, 2020, there was an increase in the reserve in the amount of R$ 53,072 and R$ 1,691, respectively, due to the partial exercise of the subscription warrants – indemnification (see note 24).

e.       Revaluation reserve

The revaluation reserve, recognized prior to the adoption of the international accounting standards (IFRS), reflects the revaluation of assets of subsidiaries and is based on depreciation, write-off, or disposal of the revalued assets of the subsidiaries, as well as the tax effects recognized by these subsidiaries.

f.       Profit reserves

f.1 Legal reserve

Under Brazilian Corporate Law, the Company is required to allocate 5% of net annual earnings to a legal reserve, until the balance reaches 20% of capital stock. This reserve may be used to increase capital or to absorb losses but may not be distributed as dividends.

f.2 Investments reserve

In compliance with Article 194 of the Brazilian Corporate Law and Article 54.b) of the Bylaws this reserve is aimed to protect the integrity of the Company’s assets and to supplement its capital stock, in order to allow new investments to be made. As provided in its Bylaws, the Company may allocate up to 50% of the annual net income to the investments reserve, up to the limit of 100% of the share capital.

The investments reserve is free of distribution restrictions and totaled R$ 3,658,265, as of December 31, 2020 (R$ 3,290,073 as of December 31, 2019).

g.       Other comprehensive income

g.1 Valuation adjustments

(i)	Actuarial gains and losses relating to post-employment benefits, calculated based on a valuation conducted by an independent actuary, are recognized in equity under the title “valuation adjustments”. Actuarial gains and losses recorded in equity are not reclassified to profit or loss in subsequent periods.
(ii)	Gains and losses on the hedging instruments of exchange rate related to firm commitment and highly probable transactions designated as cash flows hedges are recognized in equity as “valuation adjustments”. Gains and losses are reclassified to initial cost of non-financial assets.
(iii)	The differences between the fair value of financial investments measured at fair value through other comprehensive income and the initial amount of financial investments plus the earned income and the foreign currency exchange variation are recognized in equity as valuation adjustments. Gains and losses are reclassified to statements of profit or loss when the financial investment is settled.
(iv)	The Company also recognizes in this item the effect of changes in the non-controlling interest in subsidiaries that do not result in loss of control. This amount corresponds to the difference between the amount by which the non-controlling interest was adjusted and the fair value of the consideration received or paid and represents a transaction with shareholders.

Balance and changes in valuation adjustments of the Company are as follows:

	Fair value of cash flow hedging instruments (i)	Fair value of financial instruments (ii)	Actuarial gains (losses) of post-employment benefits (iii)	Non- controlling shareholders interest change (iv)	Total
Balance as of December 31, 2017	(27,364)	-	(15,181)	197,369	154,824
Changes in fair value of financial instruments	(326,030)	(273)	-	-	(326,303)
IRPJ and CSLL on fair value	110,058	-	-	-	110,058
Actuarial loss of post-employment benefits	-	-	(2,810)	-	(2,810)
Income and social contribution taxes on actuarial losses	-	-	242	-	242
Balance as of December 31, 2018	(243,336)	(273)	(17,749)	197,369	(63,989)
Changes in fair value of financial instruments	(76,479)	478	‐	‐	(76,001)
IRPJ and CSLL on fair value	23,683	‐	‐	‐	23,683
Actuarial loss of post-employment benefits	‐	‐	(41,794)	‐	(41,794)
Income and social contribution taxes on actuarial losses	‐	‐	11,784	‐	11,784
Balance as of December 31, 2019	(296,132)	205	(47,759)	197,369	(146,317)
Changes in fair value of financial instruments	(477,570)	64	-	-	(477,507)
IRPJ and CSLL on fair value	164,425	-	-	-	164,425
Actuarial loss of post-employment benefits	-	-	(7,725)	-	(7,724)
Income and social contribution taxes on actuarial losses	-	-	2,133	-	2,133
Balance as of December 31, 2020	(609,277)	269	(53,351)	197,369	(464,990)

(i) See Note 25.g.1.ii above.
(ii) See Note 25.g.1.iii above.
(iii) See Note 25.g.1.i above.
(iv) See Note 25.g.1.iv above.

g.2 Cumulative Translation Adjustments

The change in exchange rates on assets, liabilities, and income of foreign subsidiaries that have functional currency other than the presentation currency of the Company and an independent management (see Note 2.s.1) and the exchange rate variation on notes in the foreign market, net of income taxes (see Note 33.h.3) is directly recognized in the equity. This cumulative effect is reflected in profit or loss as a gain or loss only in case of disposal or write-off of the investment.

Balance and changes in cumulative translation adjustments of the Company are as follows:

	2020	2019	2018
Initial balance	102,427	65,857	53,061
Currency translation adjustment of foreign subsidiaries	202,277	46,330	52,531
Effect of foreign currency exchange rate variation on financial instruments	(110,770)	(14,788)	(60,204)
IRPJ and CSLL on foreign currency exchange rate variation on financial instruments	37,662	5,028	20,469
Final balance	231,596	102,427	65,857

h.       Dividends and allocation of net income

The shareholders of the Company is entitled under the Bylaws to a minimum annual dividend of 50% of adjusted net income, after allocation of 5% to the legal reserve, calculated in accordance with Brazilian Corporate Law. The dividends and interest on equity in excess of the obligation established in the Bylaws are recognized in equity until the Shareholders approve them. The proposed dividends payable that refers of the exercise of 2019, the amount of which on as of December 31, 2019 totaled R$ 261,470 (R$ .0.24 – twenty-four cents of Brazilian Real per share), were approved by the Board of Directors on February 19, 2020, and were paid as of March 06, 2020. The proposed dividends payable that refers of the exercise of 2020, the amount of which on as of December 31, 2020 totaled R$ 479,748 (R$ 0.44 – forty-four cents of Brazilian Real per share), were approved by the Board of Directors on February 24, 2021, and will be paid from March 12, 2021 onwards.

The management proposal for the allocation of net income for 2020 and for distribution of dividends is as follow:

12/31/2020
Allocation of net income
Net income for the period attributable to shareholders of Ultrapar	893,383
Legal reserve (5% of the net income)	44,669
Adjusted net income (basis for dividends)	848,714
Minimum mandatory dividends for the period (50% of the adjusted net income)	424,357
Additional dividends to minimum mandatory dividends	55,391
Legal reserve (5% of the net income)	44,669
Investments statutory reserve	368,966
Total allocation of net income	893,383
Allocation of dividends
Minimum mandatory dividends for the period (50% of the adjusted net income)	424,357
Additional dividends to minimum mandatory dividends	55,391
Total allocation (R$ 0.44 per share)	479,748

Balances and changes in dividends payable are as follows:

Balance as of December 31, 2018	284,024
Provisions	329,106
Payments	(596,436)
Balance as of December 31, 2019	16,694
Provisions	710,206
Payments	(284,767)
Balance as of December 31, 2020	442,133